UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2017

ITEM 1. REPORT TO STOCKHOLDERS.

John Hancock

Greater China Opportunities Fund

Semiannual report 4/30/17

A message to shareholders

Dear shareholder,

International equity markets rallied sharply in recent months, buoyed by a combination of stronger economic growth, a rebound in corporate earnings, and mostly low inflation. Strengthening currencies relative to the U.S. dollar also helped boost returns in several areas. Adding to the market's momentum, in a year of key European elections, investors have been encouraged by the rejection of candidates with potentially trade-inhibiting agendas; for example, the recent victory of moderate French presidential candidate Emmanuel Macron has been well received by the markets. In Asia, the region largely enjoyed a similar rally, particularly due to improving economic conditions in China and slowing growth in the United States.

Regardless of what happens in the political sphere, stocks globally are enjoying the support of strengthening fundamentals on many fronts. Equity markets outside the United States today have the added attraction of relatively favorable valuations.

Just as John Hancock Investments regularly monitors the risks taken by the portfolio teams managing our funds, it is prudent to periodically check in with your financial advisor to ensure your portfolio is sufficiently diversified to meet your long-term objectives and to withstand the inevitable bumps along the way.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views, which are subject to change at any time. Investing involves risks, including the potential loss of principal. Diversification does not guarantee a profit or eliminate the risk of a loss. For more up-to-date information, please visit our website at jhinvestments.com.

John Hancock
Greater China Opportunities Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
18	Financial highlights
23	Notes to financial statements
30	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 4/30/17 (%)

The MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market-capitalization-weighted index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index captures the equity market performance of large and mid-cap China securities and non-domestic China securities listed in Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

China region stocks rallied sharply

After a difficult start to the reporting period, stocks in the Greater China region enjoyed a strong recovery as the economic environment in the region improved.

The fund advanced but trailed its benchmark index

The fund generated a solid return for the period but underperformed its benchmark, the MSCI Golden Dragon Index.

Consumer discretionary detracted, technology contributed

Holdings in the consumer discretionary sector detracted the most from performance compared with the benchmark, while stock selection in the information technology sector added value.

SECTOR COMPOSITION AS OF 4/30/17 (%)

A note about risks

Foreign investing has additional risks, such as currency and market volatility and political and social instability. Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization, or expropriation of assets. The fund may invest in initial public offerings, which are frequently volatile. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The fund is non-diversified and may invest its assets in a small number of issuers. Performance could suffer significantly from adverse events affecting these issuers. A fund concentrated in one sector or that holds a limited number of securities may fluctuate more than a fund that invests in a wider variety of sectors or securities. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Please see the fund's prospectus for additional risks.

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Discussion of fund performance

An interview with Portfolio Manager Kai-Kong Chay, CFA, John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Kai-Kong Chay, CFA
Portfolio Manager
John Hancock Asset Management

Can you describe the stock market environment in the Greater China region during the six months ended April 30, 2017?

Stock markets in the Greater China region posted strong returns for the period despite some significant volatility. China region stocks began the period on a down note, declining sharply after the November U.S. elections as investors expressed concern about potential protectionist trade policies from the new U.S. presidential administration.

However, trade protectionism concerns eased somewhat in early 2017, and slowing economic growth in the United States put downward pressure on the U.S. dollar. These developments, along with improving economic conditions in China, paved the way for a strong stock market recovery in the Greater China region. An expansion of the link connecting the Hong Kong and mainland Chinese equity markets also helped fuel the broad rally in the region's stocks.

For the period, the fund's benchmark, the MSCI Golden Dragon Index, returned 9.43%. Within the index, Taiwan stocks were the best performers, led by strong results in the financials and information technology sectors. Economically sensitive segments of the market helped drive gains in China, while Hong Kong stocks posted solid returns but trailed the other two markets.

Turning to the portfolio, how did the fund perform compared with its benchmark?

The fund produced a positive return but underperformed the index for the reporting period. The fund is managed using a bottom-up stock selection process that emphasizes favorable growth prospects, recognized catalysts for change, and attractive valuations. As a result, we tend to invest the fund in higher-quality companies, but the rally in China region stocks over the past six months was driven primarily by lower-quality stocks.

The fund's sector weightings, which are by-products of our bottom-up stock selection process, detracted slightly from performance versus the index. In particular, an overweight position in the energy sector weighed on relative results as energy prices declined. Limited exposure to property stocks in China and Hong Kong also detracted.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       4

"Stock markets in the Greater China region posted strong returns for the period despite some significant volatility."

Stock selection detracted the most from performance compared with the index, primarily in the consumer discretionary and financials sectors.

Can you give some examples of detractors?

One of the most significant detractors was Tung Thih Electronic Company, Ltd., a Taiwanese company that makes electronic components used in vehicles. Increased price competition from mainland China put downward pressure on auto-related stocks in Taiwan during the six-month period. Given the competitive challenges facing Tung Thih, we decided to eliminate the stock from the portfolio toward the end of the reporting period.

Another notable detractor was Chinese software developer Sinosoft Technology Group, Ltd. The stock fell sharply in late 2016 following accusations that the company inflated its revenues. Although the company denied the allegations, the stock did not recover along with the rest of the market in early 2017. We expect the issue to be a headwind for the stock for an extended period of time, so we eliminated Sinosoft from the portfolio.

Taiwanese biotechnology firm TTY Biopharm Company, Ltd. was also a meaningful detractor from fund performance for the reporting period. The stock declined amid increased competition for several of its pharmaceutical products. However, we believe the company has a strong pipeline of drugs in development, and we continued to hold the stock.

What portfolio holdings were positive for performance compared with the benchmark?

Stock selection added the most value in the information technology sector. One example was ASM Pacific Technology, Ltd., a Hong Kong-based manufacturer of back-end equipment for the production of semiconductors and electronics. The company benefited from a recovery in

COUNTRY COMPOSITION AS OF 4/30/17 (%)

China	44.7
Hong Kong	28.6
Taiwan	22.5
United States	1.0
United Kingdom	1.0
Macau	1.0
Other assets and liabilities, net	1.2
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       5

"After several years of declining growth, the Chinese economy has stabilized in recent quarters."
equipment orders during the period, particularly from smartphone suppliers that needed an equipment upgrade to produce components for the latest phones, including the newest version of Apple's iPhone.

Taiwanese electronic components maker Yageo Corp. was another top contributor to fund performance. The company, which focuses on manufacturing passive components for low- to mid-priced smartphones, gained market share as one of its main competitors exited this segment of the smartphone market.

Outside of the technology sector, the leading performance contributor in the portfolio was Hong Kong-based casino operator Galaxy Entertainment Group, Ltd. The company owns several casinos and hotels in Macau, a resort city and gambling destination in China. An increase in visitors and casino traffic in Macau during the period contributed to higher revenues for Galaxy, and the stock rallied as a result.

How was the portfolio positioned at the end of the reporting period?

The information technology sector remained the fund's largest sector weighting and its most significant overweight position relative to the benchmark index. There are several themes that we believe will benefit the fund's technology holdings, including robust demand for mobile devices, the continued expansion of e-commerce, and steady growth in social media usage.

We also maintained the fund's overweight positions in commodity-based sectors such as energy

TOP 10 HOLDINGS AS OF 4/30/17 (%)

Tencent Holdings, Ltd.	8.9
Taiwan Semiconductor Manufacturing Company, Ltd.	7.0
Alibaba Group Holding, Ltd., ADR	6.4
AIA Group, Ltd.	4.1
China Construction Bank Corp., H Shares	3.9
Industrial & Commercial Bank of China, Ltd., H Shares	3.4
China Mobile, Ltd.	3.0
Ping An Insurance Group Company of China, Ltd., H Shares	2.7
Weibo Corp., ADR	2.1
Cheung Kong Property Holdings, Ltd.	2.0
TOTAL	43.5
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       6

and materials. Although energy prices fell in the last half of the reporting period, we remain positive on the long-term outlook for the energy sector as excess supply abates and the global economy gradually recovers. We took profits in some of our holdings in the materials sector over the past six months, but the fund still has a modest overweight in the sector.

One of the fund's largest underweight positions compared with the index is in the financials sector, though it remains the fund's second-biggest sector weighting overall. Financial companies in the China region are facing more stringent liquidity and deleveraging requirements, and this is likely to have a negative impact on the financials sector in the near term, especially among smaller banks.

Despite the challenges facing the financials sector, we have a generally positive outlook for the equity markets in the Greater China region. After several years of declining growth, the Chinese economy has stabilized in recent quarters. Of particular importance is an increase in private fixed-asset investment, which had been diminishing as the economy slowed. Although the possibility of more restrictive trade policies from the United States remains a factor, we believe the likelihood is considerably lower than it was immediately following the U.S. presidential election.

MANAGED BY

Kai-Kong Chay, CFA On the fund since 2011 Investing since 1997
Ronald Chan, CFA On the fund since 2011 Investing since 1995

The views expressed in this report are exclusively those of Kai-Kong Chay, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED APRIL 30, 2017

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	14.00	6.41	3.34	0.46	36.41	38.92
Class B	14.19	6.33	3.08	0.39	35.94	35.38
Class C	18.11	6.65	3.07	4.34	37.95	35.33
Class I1	20.39	7.95	4.11	5.94	46.60	49.62
Class NAV[1]	20.46	7.99	4.44	5.95	46.88	54.36
Index†	24.95	7.46	5.75	9.43	43.29	74.93

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class NAV
Gross (%)	1.86	2.56	2.56	1.55	1.44
Net (%)	1.72	2.42	2.42	1.34	1.30

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Golden Dragon Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Greater China Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Golden Dragon Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B2	4-30-07	13,538	13,538	17,493
Class C2	4-30-07	13,533	13,533	17,493
Class I1	4-30-07	14,962	14,962	17,493
Class NAV[1]	4-30-07	15,436	15,436	17,493

The MSCI Golden Dragon Index (gross of foreign withholding taxes on dividends) is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index captures the equity market performance of large and mid-cap China securities and non-domestic China securities listed in Hong Kong and Taiwan.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

The first line of each share class in the table on the following page is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017.

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2017, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

The second line of each share class in the table on the following page allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on November 1, 2016, with the same investment held until April 30, 2017. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       10

SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 11-1-2016	Ending value on 4-30-2017	Expenses paid during period ended 4-30-2017[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,057.50	$8.57	1.68%
	Hypothetical example for comparison purposes	1,000.00	1,016.50	8.40	1.68%
Class B	Actual expenses/actual returns	1,000.00	1,053.90	12.27	2.41%
	Hypothetical example for comparison purposes	1,000.00	1,012.80	12.03	2.41%
Class C	Actual expenses/actual returns	1,000.00	1,053.40	12.27	2.41%
	Hypothetical example for comparison purposes	1,000.00	1,012.80	12.03	2.41%
Class I	Actual expenses/actual returns	1,000.00	1,059.40	6.84	1.34%
	Hypothetical example for comparison purposes	1,000.00	1,018.10	6.71	1.34%
Class NAV	Actual expenses/actual returns	1,000.00	1,059.50	6.59	1.29%
	Hypothetical example for comparison purposes	1,000.00	1,018.40	6.46	1.29%

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       11

Fund's investments

As of 4-30-17 (unaudited)
	Shares	Value
Common stocks 98.8%		$52,418,897
(Cost $39,111,372)
China 44.7%		23,712,758
Alibaba Group Holding, Ltd., ADR (I)	29,486	3,405,633
Baidu, Inc., ADR (I)	5,388	971,079
Belle International Holdings, Ltd.	461,000	354,048
China Animal Healthcare, Ltd. (I)	1,590,000	2,044
China Communications Construction Company, Ltd., H Shares	377,000	517,646
China Construction Bank Corp., H Shares	2,539,000	2,060,814
China Life Insurance Company, Ltd., H Shares	212,000	644,960
China Medical System Holdings, Ltd.	265,000	457,390
China Merchants Bank Company, Ltd., H Shares	278,500	721,597
China National Materials Company, Ltd., H Shares	1,653,000	579,147
China Oilfield Services, Ltd., H Shares	904,000	832,211
China Petroleum & Chemical Corp., H Shares	810,000	657,764
CNOOC, Ltd.	805,000	939,111
Ctrip.com International, Ltd., ADR (I)	14,901	752,650
Industrial & Commercial Bank of China, Ltd., H Shares	2,764,500	1,802,084
JNBY Design, Ltd. (I)	393,000	312,857
Maanshan Iron & Steel Company, Ltd., H Shares (I)	2,228,000	751,889
Minth Group, Ltd.	184,000	682,837
Ping An Insurance Group Company of China, Ltd., H Shares	251,000	1,411,186
Tencent Holdings, Ltd.	151,300	4,740,734
Weibo Corp., ADR (I)	19,962	1,115,077
Hong Kong 28.6%		15,168,869
AIA Group, Ltd.	315,800	2,185,789
ASM Pacific Technology, Ltd.	53,100	790,200
Beijing Enterprises Water Group, Ltd.	1,084,000	829,580
BOC Hong Kong Holdings, Ltd.	128,500	528,075
Cheung Kong Property Holdings, Ltd.	147,580	1,056,557
China Everbright Greentech, Ltd. (I)(S)	757,000	525,536
China Foods, Ltd.	668,000	257,301
China Mobile, Ltd.	148,500	1,581,023
China Resources Cement Holdings, Ltd.	980,000	535,818
China Resources Land, Ltd.	232,666	644,724
China Unicom Hong Kong, Ltd.	420,000	543,490
CK Hutchison Holdings, Ltd.	76,580	956,276
Galaxy Entertainment Group, Ltd.	136,000	755,542
Hong Kong Exchanges & Clearing, Ltd.	34,300	843,576

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       12

	Shares	Value
Hong Kong (continued)
Kingboard Laminates Holdings, Ltd.	355,000	$427,862
Link REIT	68,500	492,376
Modern Dental Group, Ltd.	800,000	307,524
Swire Properties, Ltd.	213,200	714,763
Techtronic Industries Company, Ltd.	94,000	403,294
Vinda International Holdings, Ltd.	389,000	789,563
Macau 1.0%		514,510
Sands China, Ltd.	113,600	514,510
Taiwan 22.5%		11,960,244
ASMedia Technology, Inc.	35,000	362,757
China Life Insurance Company, Ltd.	623,832	580,857
Compeq Manufacturing Company, Ltd.	425,000	312,688
Delta Electronics, Inc.	114,000	641,677
Epistar Corp. (I)	333,000	330,713
Foxsemicon Integrated Technology, Inc.	142,000	587,506
Hota Industrial Manufacturing Company, Ltd.	145,746	641,877
Largan Precision Company, Ltd.	5,000	830,348
MediaTek, Inc.	44,000	316,277
Poya International Company, Ltd.	28,000	382,531
Taiwan Paiho, Ltd.	211,000	702,027
Taiwan Semiconductor Manufacturing Company, Ltd.	578,089	3,723,988
TCI Company, Ltd.	72,383	419,573
Tong Hsing Electronic Industries, Ltd.	123,000	521,512
TTY Biopharm Company, Ltd.	135,000	460,313
Vivotek, Inc.	160,424	471,450
Yageo Corp.	191,000	674,150
United Kingdom 1.0%		527,412
HSBC Holdings PLC	64,000	527,412
United States 1.0%		535,104
Yum China Holdings, Inc. (I)	15,683	535,104
Total investments (Cost $39,111,372)† 98.8%		$52,418,897
Other assets and liabilities, net 1.2%		$655,924
Total net assets 100.0%		$53,074,821

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       13

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 4-30-17, the aggregate cost of investment securities for federal income tax purposes was $39,443,028. Net unrealized appreciation aggregated to $12,975,869, of which $14,563,046 related to appreciated investment securities and $1,587,177 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       14

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 4-30-17 (unaudited)

Assets
Investments, at value (Cost $39,111,372)	$52,418,897
Cash	206,585
Foreign currency, at value (Cost $711,177)	711,325
Receivable for investments sold	315,465
Receivable for fund shares sold	22,161
Dividends and interest receivable	32,630
Receivable due from advisor	1,241
Other receivables and prepaid expenses	59,702
Total assets	53,768,006
Liabilities
Payable for investments purchased	530,831
Payable for fund shares repurchased	111,311
Payable to affiliates
Accounting and legal services fees	2,606
Transfer agent fees	3,968
Distribution and service fees	9,828
Trustees' fees	9
Other liabilities and accrued expenses	34,632
Total liabilities	693,185
Net assets	$53,074,821
Net assets consist of
Paid-in capital	$41,152,102
Accumulated distributions in excess of net investment income	(698,203)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(686,781)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	13,307,703
Net assets	$53,074,821

Net asset value per share
Based on net asset values and shares outstanding - The fund has an unlimited number of shares authorized with no par value
Class A ($28,129,594 ÷ 1,409,952 shares)[1]	$19.95
Class B ($738,664 ÷ 38,495 shares)[1]	$19.19
Class C ($5,703,431 ÷ 297,172 shares)[1]	$19.19
Class I ($5,352,412 ÷ 269,247 shares)	$19.88
Class NAV ($13,150,720 ÷ 652,277 shares)	$20.16
Maximum offering price per share
Class A (net assets value per share ÷ 95%)[2]	$21.00

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       15

STATEMENT OF OPERATIONS  For the six months ended 4-30-17 (unaudited)

Investment income
Dividends	$63,976
Total investment income	63,976
Expenses
Investment management fees	250,902
Distribution and service fees	68,674
Accounting and legal services fees	5,842
Transfer agent fees	22,924
Trustees' fees	495
State registration fees	33,721
Printing and postage	18,626
Professional fees	21,271
Custodian fees	25,835
Other	4,867
Total expenses	453,157
Less expense reductions	(38,627)
Net expenses	414,530
Net investment loss	(350,554)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	1,112,327
1,112,327
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	2,091,259
2,091,259
Net realized and unrealized gain	3,203,586
Increase in net assets from operations	$2,853,032

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       16

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 4-30-17	Year ended 10-31-16
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	($350,554)	$170,206
Net realized gain (loss)	1,112,327	(1,602,061)
Change in net unrealized appreciation (depreciation)	2,091,259	4,069,990
Increase in net assets resulting from operations	2,853,032	2,638,135
Distributions to shareholders
From net investment income
Class A	(344,884)	(158,526)
Class B	(4,744)	—
Class C	(33,201)	—
Class I	(50,555)	(18,307)
Class NAV	(192,632)	(105,179)
From net realized gain
Class A	—	(2,347,386)
Class B	—	(120,411)
Class C	—	(507,485)
Class I	—	(147,172)
Class NAV	—	(808,551)
Total distributions	(626,016)	(4,213,017)
From fund share transactions	(1,978,635)	(2,477,647)
Total increase (decrease)	248,381	(4,052,529)
Net assets
Beginning of period	52,826,440	56,878,969
End of period	$53,074,821	$52,826,440
Undistributed (accumulated distributions in excess of) net investment income	($698,203)	$278,367

SEE NOTES TO FINANCIAL STATEMENTS
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Financial highlights

Class A Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$19.11		$19.46	$22.73	$21.70	$17.99	$16.90
Net investment income (loss)[2]	(0.13)		0.06	0.09	0.24	0.12	0.06
Net realized and unrealized gain (loss) on investments	1.20		1.05	(1.18)	1.13	3.65	1.18
Total from investment operations	1.07		1.11	(1.09)	1.37	3.77	1.24
Less distributions
From net investment income	(0.23)		(0.09)	(0.27)	(0.16)	(0.06)	(0.15)
From net realized gain	—		(1.37)	(1.91)	(0.18)	—	—
Total distributions	(0.23)		(1.46)	(2.18)	(0.34)	(0.06)	(0.15)
Net asset value, end of period	$19.95		$19.11	$19.46	$22.73	$21.70	$17.99
Total return (%)[3,4]	5.75	[5]	6.38	(4.82)	6.39	21.01	7.51
Ratios and supplemental data
Net assets, end of period (in millions)	$28		$30	$34	$47	$46	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.83	[6]	1.86	1.75	1.71	1.74	1.80
Expenses including reductions	1.68	[6]	1.72	1.71	1.71	1.74	1.80
Net investment income (loss)	(1.43	) [6]	0.32	0.44	1.10	0.60	0.37
Portfolio turnover (%)	29		55	82	123	93	132

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Class B Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.32		$18.75	$21.93	$20.97	$17.49	$16.42
Net investment income (loss)[2]	(0.19)		(0.10)	(0.12)	0.01	(0.08)	(0.08)
Net realized and unrealized gain (loss) on investments	1.16		1.04	(1.07)	1.13	3.56	1.18
Total from investment operations	0.97		0.94	(1.19)	1.14	3.48	1.10
Less distributions
From net investment income	(0.10)		—	(0.08)	—	—	(0.03)
From net realized gain	—		(1.37)	(1.91)	(0.18)	—	—
Total distributions	(0.10)		(1.37)	(1.99)	(0.18)	—	(0.03)
Net asset value, end of period	$19.19		$18.32	$18.75	$21.93	$20.97	$17.49
Total return (%)[3,4]	5.39	[5]	5.61	(5.51)	5.44	19.90	6.70
Ratios and supplemental data
Net assets, end of period (in millions)	$1		$1	$2	$5	$8	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	2.55	[6]	2.56	2.62	2.67	2.67	2.61
Expenses including reductions	2.41	[6]	2.42	2.47	2.59	2.67	2.61
Net investment income (loss)	(2.17	) [6]	(0.56)	(0.58)	0.06	(0.39)	(0.45)
Portfolio turnover (%)	29		55	82	123	93	132

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       19

Class C Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$18.33		$18.75	$21.92	$20.96	$17.48	$16.41
Net investment income (loss)[2]	(0.19)		(0.08)	(0.06)	0.05	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	1.15		1.03	(1.13)	1.09	3.53	1.17
Total from investment operations	0.96		0.95	(1.19)	1.14	3.48	1.10
Less distributions
From net investment income	(0.10)		—	(0.07)	—	—	(0.03)
From net realized gain	—		(1.37)	(1.91)	(0.18)	—	—
Total distributions	(0.10)		(1.37)	(1.98)	(0.18)	—	(0.03)
Net asset value, end of period	$19.19		$18.33	$18.75	$21.92	$20.96	$17.48
Total return (%)[3,4]	5.34	[5]	5.66	(5.51)	5.45	19.91	6.71
Ratios and supplemental data
Net assets, end of period (in millions)	$6		$6	$7	$9	$11	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	2.56	[6]	2.56	2.51	2.58	2.62	2.61
Expenses including reductions	2.41	[6]	2.42	2.47	2.57	2.62	2.61
Net investment income (loss)	(2.16	) [6]	(0.44)	(0.30)	0.24	(0.27)	(0.43)
Portfolio turnover (%)	29		55	82	123	93	132

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       20

Class I Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$19.08		$19.44	$22.72	$21.71	$17.96	$16.82
Net investment income (loss)[2]	(0.10)		0.13	0.23	0.45	0.17	0.12
Net realized and unrealized gain (loss) on investments	1.19		1.05	(1.25)	1.01	3.69	1.20
Total from investment operations	1.09		1.18	(1.02)	1.46	3.86	1.32
Less distributions
From net investment income	(0.29)		(0.17)	(0.35)	(0.27)	(0.11)	(0.18)
From net realized gain	—		(1.37)	(1.91)	(0.18)	—	—
Total distributions	(0.29)		(1.54)	(2.26)	(0.45)	(0.11)	(0.18)
Net asset value, end of period	$19.88		$19.08	$19.44	$22.72	$21.71	$17.96
Total return (%)[3]	5.94	[4]	6.74	(4.43)	6.79	21.57	8.01
Ratios and supplemental data
Net assets, end of period (in millions)	$5		$3	$2	$4	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.57	[5]	1.55	1.57	2.14	2.79	2.74
Expenses including reductions	1.34	[5]	1.34	1.34	1.34	1.31	1.39
Net investment income (loss)	(1.06	) [5]	0.70	1.06	2.02	0.85	0.73
Portfolio turnover (%)	29		55	82	123	93	132

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

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SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       21

Class NAV Shares Period ended	4-30-17[1]		10-31-16	10-31-15	10-31-14	10-31-13	10-31-12
Per share operating performance
Net asset value, beginning of period	$19.35		$19.70	$22.98	$21.95	$18.18	$17.07
Net investment income (loss)[2]	(0.10)		0.15	0.20	0.62	0.23	0.15
Net realized and unrealized gain (loss) on investments	1.21		1.05	(1.21)	0.87	3.67	1.21
Total from investment operations	1.11		1.20	(1.01)	1.49	3.90	1.36
Less distributions
From net investment income	(0.30)		(0.18)	(0.36)	(0.28)	(0.13)	(0.25)
From net realized gain	—		(1.37)	(1.91)	(0.18)	—	—
Total distributions	(0.30)		(1.55)	(2.27)	(0.46)	(0.13)	(0.25)
Net asset value, end of period	$20.16		$19.35	$19.70	$22.98	$21.95	$18.18
Total return (%)[3]	5.95	[4]	6.81	(4.36)	6.88	21.53	8.20
Ratios and supplemental data
Net assets, end of period (in millions)	$13		$12	$12	$12	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.44	[5]	1.44	1.32	1.25	1.28	1.24
Expenses including reductions	1.29	[5]	1.29	1.27	1.24	1.27	1.24
Net investment income (loss)	(1.04	) [5]	0.81	0.95	2.80	1.12	0.87
Portfolio turnover (%)	29		55	82	123	93	132

1	Six months ended 4-30-17. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS
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Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Greater China Opportunities Fund (the fund) is a series of John Hancock Investment Trust III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar

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securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of April 30, 2017, by major security category or type:

	Total value at 4-30-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
China	$23,712,758	$6,244,439	$17,466,275	$2,044
Hong Kong	15,168,869	—	14,861,345	307,524
Macau	514,510	—	514,510	—
Taiwan	11,960,244	—	11,960,244	—
United Kingdom	527,412	—	527,412	—
United States	535,104	535,104	—	—
Total investments in securities	$52,418,897	$6,779,543	$45,329,786	$309,568

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding

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commitments designated for a certain fund and subject to the need of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended April 30, 2017, the fund had no borrowings under the line of credit. Commitment fees for the six months ended April 30, 2017, were $1,382.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the NAV of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, as of October 31, 2016, the fund has a short-term capital loss carryforward of $1,799,108 to offset future net realized capital gains. This carryforward does not expire.

As of October 31, 2016, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

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Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.00% of the first $1 billion of the fund's average daily net assets; (b) 0.95% of the next $1 billion of the fund's average daily net assets and (c) 0.90% of the fund's average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended April 30, 2017, this waiver amounted to 0.01% (on an annualized basis) of the fund's average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with approval of the Board of Trustees.

The Advisor has contractually agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund's expenses exceed 0.30% of average annual net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. The current limitation will continue in effect until February 28, 2018, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class I shares to limit expenses for the class, to the extent that expense exceed 1.34% of average annual assets of the class. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, and short dividend expense. The current limitation expires on February 28, 2018, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended April 30, 2017, these expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$20,207	Class I	$4,695
Class B	559	Class NAV	9,087
Class C	4,079	Total	$38,627

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future periods.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended April 30, 2017 were equivalent to a net annual effective rate of 0.85% of the fund's average daily net assets.

Accounting and legal services. Pursuant to the Accounting and Legal Services Agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2017, amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following

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contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:

Class	Rule 12b-1 fee
Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $9,846 for the six months ended April 30, 2017. Of this amount, $1,681 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $7,490 was paid as sales commissions to broker-dealers and $675 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2017, CDSCs received by the Distributor amounted to $12, $461 and $11 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2017 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$36,999	$16,847
Class B	3,919	479
Class C	27,756	3,388
Class I	—	2,210
Total	$68,674	$22,924

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       27

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended April 30, 2017 and the year ended October 31, 2016 were as follows:

		Six months ended 4-30-17		Year ended 10-31-16
	Shares	Amount	Shares	Amount
Class A shares
Sold	78,921	$1,468,727	121,296	$2,189,169
Distributions reinvested	18,679	327,820	135,553	2,381,673
Repurchased	(274,079)	(5,109,579)	(420,205)	(7,356,783)
Net decrease	(176,479)	($3,313,032)	(163,356)	($2,785,941)
Class B shares
Sold	2,037	$35,944	510	$8,605
Distributions reinvested	261	4,426	6,881	116,626
Repurchased	(15,607)	(277,738)	(52,914)	(894,107)
Net decrease	(13,309)	($237,368)	(45,523)	($768,876)
Class C shares
Sold	5,760	$104,709	24,216	$425,537
Distributions reinvested	1,605	27,175	23,947	406,141
Repurchased	(38,243)	(685,712)	(96,900)	(1,594,021)
Net decrease	(30,878)	($553,828)	(48,737)	($762,343)
Class I shares
Sold	217,756	$4,058,336	969,571	$18,202,550
Distributions reinvested	1,002	17,507	8,026	140,370
Repurchased	(113,898)	(2,142,882)	(932,026)	(17,417,137)
Net increase	104,860	$1,932,961	45,571	$925,783
Class NAV shares
Distributions reinvested	10,877	192,632	51,536	913,730
Net increase	10,877	$192,632	51,536	$913,730
Total net decrease	(104,929)	($1,978,635)	(160,509)	($2,477,647)

Affiliates of the fund owned 100% of shares of the fund of Class NAV on April 30, 2017. Such concentration of shareholders' capital could have a material effect on the fund if such shareholders redeem from the fund.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $14,818,754 and $17,877,380, respectively, for the six months ended April 30, 2017.

Note 7 — Industry or sector risk

The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund's assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund's NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       28

Note 8 — Greater China risk

Investments in the Greater China region are subject to special risks, such as less developed or less efficient trading markets, restrictions on monetary repatriation and possible seizure, nationalization, or expropriation of assets. Although they are larger and/or more established than many emerging markets, the markets of Greater China function in many ways as emerging markets, and carry the high levels of risks associated with emerging markets. In addition, there are risks particular to the region. For example, investments in Taiwan could be adversely affected by its political relationship with China. A small number of companies and industries represent a relatively large portion of the Greater China market as a whole. All of these factors mean that the fund is more likely to experience higher volatility and lower liquidity than a portfolio that invests mainly in U.S. stocks.

Note 9 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At April 30, 2017, within the John Hancock group of funds complex, John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio had an affiliated ownership of 5% or more at 24.8% of the fund's net assets.

Note 10 — New rule issuance

In October 2016, the Securities Exchange Commission (SEC) issued Final Rule Release No.33-10231, Investment Company Reporting Modernization (the Release). The Release calls for the adoption of new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The updates to Regulation S-X are effective August 1, 2017 and may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments. These updates will have no impact on the fund's net assets or results of operations.

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       29

More information

Trustees

Hassell H. McClellan, Chairperson#
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
James M. Oates
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 1-1-17

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. Suite 55913 30 Dan Road Canton, MA 02021

SEMIANNUAL REPORT   |   JOHN HANCOCK GREATER CHINA OPPORTUNITIES FUND       30

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

New Opportunities

Small Cap Value

Small Company

Strategic Growth

U.S. Global Leaders Growth

U.S. Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Greater China Opportunities

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Global Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Assets

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Global Focused Strategies

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Income Allocation Fund

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Funds, LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investments

A trusted brand

John Hancock Investments is a premier asset manager representing one of
America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF368609	08SA 4/17 6/17

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 14, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	June 14, 2017